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MICHAEL J. MURPHY +1 (312) 609-7738 mmurphy@vedderprice.com	CHICAGO — NEW YORK — WASHINGTON. DC — LONDON — SAN FRANCISCO

July 2, 2013

Securities and Exchange Commission 100 F Street N.E. Washington, D.C. 20549

Re:	Nuveen Investment Trust II (the “Registrant”); File No. 811-08333

To The Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of shares of beneficial interest in connection with the reorganization of Nuveen Quantitative Enhanced Core Equity Fund, a series of Nuveen Investment Funds, Inc., (File No. 811-05309), into Nuveen Symphony Low Volatility Equity Fund, a series of the Registrant.

Please contact Deborah Bielicke Eades at (312) 609-7661 or the undersigned at (312) 609-7738 if you have questions or comments regarding the filing.

Very truly yours, /s/ Michael J. Murphy

MJM/ety

Enclosures

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